Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
ValueShares U.S. Quantitative Value ETF | ValueShares U.S. Quantitative Value ETF
Prospectus:
Trading Symbol	QVAL
ValueShares International Quantitative Value ETF | ValueShares International Quantitative Value ETF
Prospectus:
Trading Symbol	IVAL
MomentumShares U.S. Quantitative Momentum ETF | MomentumShares U.S. Quantitative Momentum ETF
Prospectus:
Trading Symbol	QMOM
MomentumShares International Quantitative Momentum ETF | MomentumShares International Quantitative Momentum ETF
Prospectus:
Trading Symbol	IMOM